Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 2,374,229	$ 34,085	[1]
Prepaid expenses	479,775	11,454	[1]
Total Current Assets	2,854,004	45,539	[1]
Non-Current Assets:
Deferred equity issuance costs		193,876	[1]
Total Assets	2,854,004	239,415	[1]
Current Liabilities:
Accounts payable- trade	327,057	1,361,081	[1]
Accrued expenses	781,683	1,049,910	[1]
Convertible notes payable, net of debt issuance costs and discounts		1,248,708	[1]
Derivative liability arising from convertible notes payable		544,957	[1]
Accrued interest		134,875	[1]
Total Current Liabilities	1,108,740	4,339,531	[1]
Total Liabilities	1,108,740	4,339,531	[1]
Commitments and contingencies			[1]
Stockholders’ Equity (Deficit):
Preferred stock, value			[1]
Common stock, value	840	325	[1]
Additional paid-in capital	6,471,740	23,791	[1]
Accumulated deficit	(4,727,316)	(4,124,232)	[1]
Total Stockholders’ Equity (Deficit)	1,745,264	(4,100,116)	[1]	$ (977,559)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,854,004	239,415	[1]
Unite Acquisition 1 Corp
Current Assets:
Cash and cash equivalents		12,619		380
Total Current Assets		12,619		380
Non-Current Assets:
Total Assets		12,619		380
Current Liabilities:
Accounts payable and accrued expenses		5,890		58
Accrued interest		5,786
Note payable - stockholder				81,219
Note payable - Lucius Partners Opportunity Fund		275,000
Total Current Liabilities		286,676		113,277
Total Liabilities		286,676		113,277
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, value		500		500
Accumulated deficit		(274,557)		(113,397)
Total Stockholders’ Equity (Deficit)		(274,057)		(112,897)
Total Liabilities and Stockholders' Equity (Deficit)		12,619		380
Related Party | Unite Acquisition 1 Corp
Current Liabilities:
Related party payables				$ 32,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.